CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 921	$ 335
Restricted cash	183	164
Trade receivables	1,031	430
Unbilled receivables	414	252
Other accounts receivable and prepaid expenses (Note 4)	304	216
Total current assets	2,853	1,397
NON - CURRENT ASSETS:
Severance pay fund (Note 10)	1,232	1,044
Long-term receivable (Note 3)	63	125
Other	23	38
Total non - current assets	1,318	1,207
PROPERTY AND EQUIPMENT, net	48	70
GOODWILL (Note 6)	6,516	6,516
Total assets	10,735	9,190
CURRENT LIABILITIES:
Short-term bank credit (Note 6)	171	160
Current maturities of long-term bank loans (Note 8)	199	646
Trade payables	525	360
Deferred revenues	3,310	2,809
Other accounts payable and accrued expenses (Note 7)	1,384	1,388
Current maturities of long-term convertible debt (Note 9)	0	352
Total current liabilities	5,589	5,715
LONG-TERM LIABILITIES:
Long-term bank loan, net of current maturities (Note 8)	453	497
Long-term convertible debt (Note 9)	0	0
Long-term deferred revenues	131	232
Long-term deferred rent payable	54	70
Accrued severance pay (Note 10)	1,567	1,374
Total long-term liabilities	2,205	2,173
COMMITMENTS AND CONTINGENT LIABILITIES (Note 11)
SHAREHOLDERS’ EQUITY (Note 12):
Ordinary Shares of NIS 5.0 par value - Authorized: 6,600,000 shares at December 31, 2012 and 2013; Issued and outstanding: 3,572,813 and 3,779,130 shares at December 31, 2012 and 2013, respectively	4,729	4,448
Preferred A Shares of NIS 5.0 par value - Authorized: 400,000 shares at December 31, 2012 and 2013; Issued and outstanding: 326,797 shares at December 31, 2012 and 2013. Aggregate liquidation preference of $ 2,500 at December 31, 2012 and 2013	369	369
Additional paid-in capital	116,172	116,297
Accumulated deficit	(118,329)	(119,812)
Total shareholders’ equity	2,941	1,302
Total liabilities and shareholders’ equity	$ 10,735	$ 9,190